Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Hong Kong, Dollars
Intercompany Foreign Currency Balance [Line Items]
Exchange rate for balance sheet items, except for equity accounts	7.8499	7.8325
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8389	7.7844	7.7526
Singapore, Dollars
Intercompany Foreign Currency Balance [Line Items]
Exchange rate for balance sheet items, except for equity accounts	1.3294
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3739